Investments - Schedule of Purchase Price Allocation of Properties (Details) (Parenthetical) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Real Estate Investment Property, Net [Abstract]
Acquisition related costs	$ 29.6	$ 22.5	$ 24.2